Warrants (Details 4) - Equity Measured Warrant Member	6 Months Ended
	Jun. 30, 2023 $ / shares	Jun. 30, 2022 USD ($) $ / shares
Statement [Line Items]
Number of warrants, outstanding, beginning balance	927,228	953,986
Private placements, outstanding | $		$ 123,930
Warrants issued for credit facility, Outstanding | $		$ 109,005
Number of warrant, Reclassify former GSQ Esports Inc. warrants to warrant liability	(927,228)
Number of warrants, expired		(259,693)
Number of warrants, outstanding, ending balance	0	927,228
Weighted average exercise price, outstanding, beginning balance	$ 23.72	$ 26.14
Weighted average exercise price, private placement		9.68
Weighted average exercise price, warrant issued for credit facility		6.78
Weighted average exercise price, Reclassify former GSQ Esports Inc. warrants to warrant liability	23.72
Weighted average exercise price, expired		19.37
Weighted average exercise price, outstanding, ending balance	$ 0	$ 23.72